Financial instruments and risk management - Summary of techniques to value significant fair value assets/(liabilities) categorised under level 2 and 3 (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Level 2 | Discounted cash flows | Applicable market quoted swap yield curves Credit default spread | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	$ (163)	$ (356)
Level 2 | Discounted cash flows | Applicable market quoted swap yield curves Credit default spread Market quoted FX rate | Cross currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	(266)	(334)
Level 2 | Closely related listed product | Applicable forward quoted metal price | Provisionally priced receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,362	1,234
Level 3 | Discounted cash flows | Forward commodity price Mine production | Royalty receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	214	209
Level 3 | Option pricing model | LME forward aluminium price Midwest premium and billet premium | Derivatives embedded in electricity contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	$ (186)	$ (208)